Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli International Growth Fund, Inc
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002883
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class AAA
Trading Symbol	GIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GIGRX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GIGRX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Growth Fund underperformed the MSCI EAFE Index and the Lipper International MultiCap Growth Fund Classification and outperformed the MSCI EAFE Growth Index. The year ended with equities continuing their impressive rally following  the short, but sharp, sell off in early spring (in response to U.S. tariff news).  Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.    Contributors included Agnico Eagle Mines, Compagnie Financiere Richemont, and Wheaton Precious Metals Corp. Detractors included Novo Nordisk, Diageo plc., and SMC Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	9,756	10,151	9,734	10,008
12/17	12,615	12,752	12,590	12,898
12/18	11,226	11,048	11,019	10,997
12/19	13,976	13,552	14,151	13,753
12/20	16,561	14,674	16,795	15,883
12/21	18,047	16,402	18,741	17,198
12/22	14,106	14,104	14,489	13,208
12/23	16,078	16,763	17,093	15,398
12/24	15,463	17,492	17,496	16,051
12/25	18,841	23,070	21,191	19,801

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	21.84%	2.61%	6.54%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Growth Index	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification	23.36%	4.51%	7.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,450,851
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (131,906)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,450,851 Number of Portfolio Holdings48 Portfolio Turnover Rate8% Management Fees$(131,906)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.7%
Materials	16.2%
Industrials	15.6%
Health Care	15.3%
Financials	9.9%
Consumer Staples	6.9%
Information Technology	6.7%
Aerospace	1.7%
Other Industry sectors	4.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Cie Financiere Richemont SA	6.5%
Agnico Eagle Mines Ltd.	6.1%
Hermes International SCA	5.3%
Investor AB	4.8%
AstraZeneca plc	4.3%
CRH plc	3.2%
L'Oreal SA	3.0%
Wheaton Precious Metals Corp.	3.0%
ASML Holding NV	2.9%
Novartis AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GIGRX/
C000002885
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class C
Trading Symbol	GCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GCIGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCIGX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$197	1.79%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Growth Fund underperformed the MSCI EAFE Index and the Lipper International MultiCap Growth Fund Classification and outperformed the MSCI EAFE Growth Index. The year ended with equities continuing their impressive rally following  the short, but sharp, sell off in early spring (in response to U.S. tariff news).  Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.    Contributors included Agnico Eagle Mines, Compagnie Financiere Richemont, and Wheaton Precious Metals Corp. Detractors included Novo Nordisk, Diageo plc., and SMC Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class C	The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000	10,000
12/16	9,688	9,591	10,151	9,734	10,008
12/17	12,437	12,313	12,752	12,590	12,898
12/18	10,901	10,792	11,048	11,019	10,997
12/19	13,312	13,178	13,552	14,151	13,753
12/20	15,470	15,315	14,674	16,795	15,883
12/21	16,579	16,413	16,402	18,741	17,198
12/22	12,691	12,564	14,104	14,489	13,208
12/23	14,154	14,013	16,763	17,093	15,398
12/24	13,362	13,228	17,492	17,496	16,051
12/25	16,107	15,946	23,070	21,191	19,801

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	20.55%	0.81%	4.88%
The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	19.55%	0.81%	4.88%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Growth Index	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification	23.36%	4.51%	7.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,450,851
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (131,906)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,450,851 Number of Portfolio Holdings48 Portfolio Turnover Rate8% Management Fees$(131,906)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.7%
Materials	16.2%
Industrials	15.6%
Health Care	15.3%
Financials	9.9%
Consumer Staples	6.9%
Information Technology	6.7%
Aerospace	1.7%
Other Industry sectors	4.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Cie Financiere Richemont SA	6.5%
Agnico Eagle Mines Ltd.	6.1%
Hermes International SCA	5.3%
Investor AB	4.8%
AstraZeneca plc	4.3%
CRH plc	3.2%
L'Oreal SA	3.0%
Wheaton Precious Metals Corp.	3.0%
ASML Holding NV	2.9%
Novartis AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCIGX/
C000034314
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class I
Trading Symbol	GIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GIIGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GIIGX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Growth Fund underperformed the MSCI EAFE Index and the Lipper International MultiCap Growth Fund Classification and outperformed the MSCI EAFE Growth Index. The year ended with equities continuing their impressive rally following  the short, but sharp, sell off in early spring (in response to U.S. tariff news).  Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.    Contributors included Agnico Eagle Mines, Compagnie Financiere Richemont, and Wheaton Precious Metals Corp. Detractors included Novo Nordisk, Diageo plc., and SMC Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class I	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/15	50,000	50,000	50,000	50,000
12/16	49,325	50,755	48,670	50,040
12/17	64,507	63,758	62,950	64,492
12/18	57,740	55,240	55,094	54,985
12/19	72,060	67,758	70,757	68,765
12/20	85,615	73,368	83,974	79,417
12/21	93,508	82,011	93,707	85,992
12/22	73,282	70,521	72,445	66,042
12/23	83,725	83,814	85,463	76,992
12/24	80,736	87,460	87,480	80,256
12/25	98,598	115,351	105,956	99,004

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	22.12%	2.86%	7.03%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Growth Index	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification	23.36%	4.51%	7.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,450,851
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (131,906)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,450,851 Number of Portfolio Holdings48 Portfolio Turnover Rate8% Management Fees$(131,906)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.7%
Materials	16.2%
Industrials	15.6%
Health Care	15.3%
Financials	9.9%
Consumer Staples	6.9%
Information Technology	6.7%
Aerospace	1.7%
Other Industry sectors	4.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Cie Financiere Richemont SA	6.5%
Agnico Eagle Mines Ltd.	6.1%
Hermes International SCA	5.3%
Investor AB	4.8%
AstraZeneca plc	4.3%
CRH plc	3.2%
L'Oreal SA	3.0%
Wheaton Precious Metals Corp.	3.0%
ASML Holding NV	2.9%
Novartis AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GIIGX/
C000002882
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class A
Trading Symbol	GAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GAIGX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAIGX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Growth Fund underperformed the MSCI EAFE Index and the Lipper International MultiCap Growth Fund Classification and outperformed the MSCI EAFE Growth Index. The year ended with equities continuing their impressive rally following  the short, but sharp, sell off in early spring (in response to U.S. tariff news).  Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.    Contributors included Agnico Eagle Mines, Compagnie Financiere Richemont, and Wheaton Precious Metals Corp. Detractors included Novo Nordisk, Diageo plc., and SMC Corporation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class A	The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000	10,000
12/16	9,759	9,198	10,151	9,734	10,008
12/17	12,621	11,211	12,752	12,590	12,898
12/18	11,143	9,329	11,048	11,019	10,997
12/19	13,709	10,817	13,552	14,151	13,753
12/20	16,055	11,941	14,674	16,795	15,883
12/21	17,332	12,149	16,402	18,741	17,198
12/22	13,378	8,838	14,104	14,489	13,208
12/23	15,021	9,353	16,763	17,093	15,398
12/24	14,282	8,382	17,492	17,496	16,051
12/25	17,354	9,599	23,070	21,191	19,801

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	21.51%	1.57%	5.67%
The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	14.52%	0.37%	5.04%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Growth Index	21.12%	4.76%	7.80%
Lipper International Multi-Cap Growth Fund Classification	23.36%	4.51%	7.07%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,450,851
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ (131,906)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,450,851 Number of Portfolio Holdings48 Portfolio Turnover Rate8% Management Fees$(131,906)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.9%
U.S. Government Obligations	1.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	22.7%
Materials	16.2%
Industrials	15.6%
Health Care	15.3%
Financials	9.9%
Consumer Staples	6.9%
Information Technology	6.7%
Aerospace	1.7%
Other Industry sectors	4.9%
Other Assets and Liabilities (Net)	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Cie Financiere Richemont SA	6.5%
Agnico Eagle Mines Ltd.	6.1%
Hermes International SCA	5.3%
Investor AB	4.8%
AstraZeneca plc	4.3%
CRH plc	3.2%
L'Oreal SA	3.0%
Wheaton Precious Metals Corp.	3.0%
ASML Holding NV	2.9%
Novartis AG	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAIGX/